Capital disclosures - Liquidity and capitalization (Details) - USD ($)	Dec. 31, 2024	Sep. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 891,910,000		$ 458,015,000	$ 857,747,000
Total liquidity	1,391,910,000		758,015,000
Total debt	2,414,935,000		2,141,801,000
Non-controlling interests	287,707,000		242,090,000
Shareholders’ equity	2,093,559,000		1,930,927,000
Total capitalization	$ 4,796,201,000		$ 4,314,818,000
Total debt to capitalization	50.00%		50.00%
Net debt to capitalization	39.00%		44.00%
Revolving Credit Facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 500,000,000	$ 600,000,000	$ 300,000,000
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	2,273,881,000		1,985,660,000
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 141,054,000		$ 156,141,000